Marketable Securities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Marketable securities	$ 334	$ 57	$ 238
U.S. Treasury Bills [Member]
Financing Receivable, Recorded Investment [Line Items]
Marketable securities			150
U.S.Treasury Bonds [Member]
Financing Receivable, Recorded Investment [Line Items]
Marketable securities	334
Weighted average maturity period	5 years 3 months 18 days
Aggregate amortized cost basis of securities	333
Corporate Bonds [Member]
Financing Receivable, Recorded Investment [Line Items]
Marketable securities		57	88
Aggregate amortized cost basis of securities		$ 57
Securities maturity year		2014